Business Combination	12 Months Ended
Mar. 31, 2023
Business Combination [Abstract]
Business Combination

Note 3 — Business Combination

On July 1, 2020, LiveOne’s wholly owned subsidiary, LiveXLive PodcastOne, Inc., acquired 100% of the equity interests of the Company for net consideration of $16.1 million consisting of 5,363,636 shares of LiveOne’s common stock with a fair value of $14.6 million, net of a 24% discount for lack of marketability described below, contingent consideration with a fair value of $1.1 million and an additional true-up of 203,249 shares of LiveOne’s common stock during the third quarter of fiscal year ended March 31, 2021 valued at $0.4 million, net of a 24% discount for lack of marketability described below, that was issued as part of the final purchase price consideration. The shares of LiveOne’s common stock were subject to a twelve-month lock-up period and remains subject to sales volume restrictions. In connection with the acquisition, the accounts of the Company were adjusted using the push down basis of accounting to recognize the allocation of the net assets acquired which was determined to be $16.1 million. In accordance with the push down basis of accounting, the Company’s net assets were adjusted to their fair values as of the date of the acquisition based upon an independent appraisal.

Contingent Consideration recorded on LiveOne’s books

If, during the period commencing after May 7, 2020 and ending on July 1, 2022, for five consecutive trading days the closing market price of LiveOne’s common stock exceeded $5.00 per share, an additional aggregate payment of $3.0 million in cash was to be paid to the sellers of PodcastOne in accordance with their respective pro rata percentage within five business days of the second anniversary of the closing date (July 1, 2022). The fair value of this contingent consideration liability on the closing date of July 1, 2020 was estimated at $1.1 million using a Monte Carlo simulation and the significant unobservable input included a credit yield of 21.9%. During the period from July 1, 2020 to March 2021, the closing price of LiveOne’s common stock exceeded $5.00 per share for the requisite five consecutive days, therefore the contingent liability was valued at $2.4 million and $3.0 million as of March 31, 2021 and 2022, respectively. As of March 31, 2021, the contingent consideration liability was discounted based on the effective market rate as the liability would not be settled until July 2022.

Goodwill resulted from the acquisition as it is intended to augment and diversify LiveOne’s revenue streams. The Company accounted for the acquisition as a business combination. As a result of the acquisition of the stock of PodcastOne, the goodwill is not deductible for tax purposes. The contingent consideration was not pushed down to the PodcastOne subsidiary at the time of the acquisition and for carve-out purposes as it was deemed an obligation of the Company’s parent, LiveOne. The net consideration for the acquisition of the equity interests of $16.1 million was recorded as a contribution by LiveOne to the Company in the Consolidated Statement of Stockholders’ Equity.

The following table summarizes the fair value of the assets acquired and liabilities assumed in the PodcastOne acquisition (in thousands):

Asset Type	Weighted Average Amortization Period (Years)	Fair Value
Cash and cash equivalents		$1,286
Accounts receivable		3,951
Prepaid expense and other assets		316
Property and equipment		119
Content creator relationships	1.6	772
Brand and trade names	10	1,010
Goodwill		12,041
Accounts payable and accrued liabilities		(2,934)
Deferred tax asset		972
Allowance for deferred tax asset		(972)
Note payable		(471)
Net assets acquired		$16,091

The fair value of the assets acquired includes accounts receivable of $4.0 million. The gross amount due under contracts is $4.2 million, of which $0.2 million is expected to be uncollectible. LiveOne did not acquire any other class of receivable as a result of the acquisition of PodcastOne.

As a result of the acquisition, LiveOne acquired 147,984,230 shares of the Company’s common stock and eliminated the historical equity balances of the predecessor company which consisted of a balance of $11.6 million in additional paid in capital and $9.4 million of accumulated deficit